UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

September 30, 2022
Semiannual Report
to Shareholders
DWS Massachusetts Tax-Free Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
35	Information About Your Fund’s Expenses
37	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Massachusetts Tax-Free Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund may invest in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from Massachusetts and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Massachusetts Tax-Free Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and have continued through the second quarter due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Massachusetts Tax-Free Fund

Performance SummarySeptember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/22
Unadjusted for Sales Charge	–7.96%	–13.08%	–0.35%	0.90%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–10.49%	–15.47%	–0.90%	0.62%
Bloomberg Municipal Bond Index†	–6.30%	–11.50%	0.59%	1.79%
Bloomberg Massachusetts Exempt Municipal Index††	–6.11%	–11.26%	0.44%	1.58%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/22
Unadjusted for Sales Charge	–8.31%	–13.67%	–1.08%	0.15%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–9.22%	–13.67%	–1.08%	0.15%
Bloomberg Municipal Bond Index†	–6.30%	–11.50%	0.59%	1.79%
Bloomberg Massachusetts Exempt Municipal Index††	–6.11%	–11.26%	0.44%	1.58%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/22
No Sales Charges	–7.85%	–12.86%	–0.10%	1.15%
Bloomberg Municipal Bond Index†	–6.30%	–11.50%	0.59%	1.79%
Bloomberg Massachusetts Exempt Municipal Index††	–6.11%	–11.26%	0.44%	1.58%

Institutional Class	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 9/30/22
No Sales Charges	–7.84%	–12.79%	–6.72%
Bloomberg Municipal Bond Index†	–6.30%	–11.50%	–5.73%
Bloomberg Massachusetts Exempt Municipal Index††	–6.11%	–11.26%	–6.01%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

DWS Massachusetts Tax-Free Fund	|	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2022 are 0.88%, 1.63%, 0.69%, and 0.66% for Class A, Class C, Class S, and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended September 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Institutional Class shares commenced operations on December 1, 2020.
†
Bloomberg Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

6	|	DWS Massachusetts Tax-Free Fund

††
Bloomberg Massachusetts Exempt Municipal Bond Index includes issues in the state of
Massachusetts, which are rated investment-grade (Baa3/BBB– or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31,
1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and pre-refunded bonds. Most of the index has historical data to January 1980.

‡	Total returns shown for periods less than one year are not annualized.
The Advisor believes the Bloomberg Massachusetts Exempt Municipal Bond Index, added on July 1, 2021, reasonably represents the Fund’s investment objective and strategies.
	Class A	Class C	Class S	Institutional Class
Net Asset Value
9/30/22	$12.53	$12.53	$12.53	$12.54
3/31/22	$13.77	$13.77	$13.77	$13.78
Distribution Information as of 9/30/22
Income Dividends, Six Months	$.15	$.10	$.17	$.17
September Income Dividend	$.0266	$.0187	$.0292	$.0293
SEC 30-day Yield‡	3.03%	2.35%	3.38%	3.38%
Tax Equivalent Yield‡	5.59%	4.34%	6.24%	6.24%
Current Annualized Distribution Rate‡	2.58%	1.82%	2.84%	2.84%

‡
The SEC yield is net investment income per share earned over the month ended
September 30, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 2.98%, 2.29%, 3.16% and 3.35% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 45.8%
(combined Massachusetts state and federal income tax rate). The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.53%, 1.76%, 2.62% and 2.81% for Class A,
Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Massachusetts Tax-Free Fund	|	7

Portfolio Management Team
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund 2018.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.

8	|	DWS Massachusetts Tax-Free Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	9/30/22	3/31/22
Revenue Bonds	81%	80%
General Obligation Bonds	11%	13%
Lease Obligations	5%	4%
Variable Rate Demand Notes	2%	0%
Escrow to Maturity/Prerefunded Bonds	1%	3%
	100%	100%

Quality (As a % of Investment Portfolio)	9/30/22	3/31/22
AAA	7%	12%
AA	51%	52%
A	27%	24%
BBB	11%	10%
BB	0%	0%
Not Rated	4%	2%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	9/30/22	3/31/22
Effective Maturity	10.9 years	5.9 years
Modified Duration	7.4 years	5.0 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

DWS Massachusetts Tax-Free Fund	|	9

Investment Portfolioas of September 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.0%
Massachusetts 95.1%
Attleboro, MA, General Obligation, Series 2019, 4.0%, 2/15/2049	4,000,000	3,501,811
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,124,363
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue:
Series C, 4.0%, 11/1/2046	1,000,000	852,875
Series C, 4.0%, 11/1/2051	2,455,000	2,043,146
Massachusetts, General Obligation, Series D, 5.0%, 7/1/2048	5,000,000	5,231,593
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 5.0%, 7/1/2046	4,475,000	4,614,735
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, Prerefunded, 5.0%, 7/1/2032	1,000,000	1,013,197
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 19, 4.0%, 2/1/2038	1,655,000	1,585,537
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A, 5.0%, 1/1/2028	1,000,000	1,082,295
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	709,649
Series A, 4.0%, 7/1/2044	1,500,000	1,258,578
Series A, 5.0%, 1/1/2024	1,000,000	1,010,947
Series A, 5.0%, 7/1/2044	5,850,000	5,538,203
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	710,000	576,292
Series G, 5.0%, 7/1/2050	7,380,000	7,146,629
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	942,933
Massachusetts, State Development Finance Agency Revenue, Babson College:
4.0%, 10/1/2044	700,000	596,155
5.0%, 10/1/2042	2,500,000	2,535,308
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	447,275
The accompanying notes are an integral part of the financial statements.

10	|	DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
5.0%, 7/1/2040	1,750,000	1,799,296
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,048,608
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	771,670
Series K, 5.0%, 7/1/2036	1,000,000	1,027,462
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 2.8% (a), 10/3/2022, LOC: TD Bank NA	100,000	100,000
Series BB2, 4.0%, 10/1/2036	355,000	337,078
Series X, 5.0%, 10/1/2048	1,500,000	1,507,861
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	688,947
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,034,113
Series I, 5.0%, 7/1/2036	1,000,000	1,011,081
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	519,747
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series 2016-N, 5.0%, 12/1/2046	3,000,000	3,002,684
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	5,000,000	4,995,541
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	2,983,025
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	359,775
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	400,492
Series B, 4.0%, 7/1/2050	2,825,000	2,246,951
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	503,241
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	701,338
Series A, 5.0%, 10/1/2032	1,700,000	1,843,772
Series A, 5.0%, 10/1/2033	900,000	971,260
Series A, 5.0%, 10/1/2034	1,000,000	1,073,054
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
Series A, 5.0%, 10/1/2035	1,000,000	1,071,057
5.0%, 10/1/2044	1,000,000	1,032,592
Series A, 5.25%, 3/1/2037	2,500,000	2,516,483
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	3,000,000	2,637,236
Series S, 5.0%, 7/1/2037	1,405,000	1,460,630
Series S-1, 5.0%, 7/1/2047	2,500,000	2,553,265
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	924,830
5.25%, 1/1/2050	2,675,000	2,345,698
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	805,893
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,150,000	1,734,267
Series A, 4.0%, 6/1/2056	2,850,000	2,214,333
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,309,407
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	3,000,000	2,388,515
5.0%, 7/1/2035	2,225,000	2,242,832
5.0%, 7/1/2036	2,550,000	2,567,809
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	917,451
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,524,285
Series L, 5.0%, 7/1/2044	1,100,000	1,084,197
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	851,965
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,807,174
5.0%, 6/1/2031	1,845,000	1,971,698
5.0%, 6/1/2032	470,000	500,766
5.0%, 6/1/2048	3,500,000	3,630,683
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
4.0%, 9/1/2044	400,000	341,060
5.0%, 9/1/2034	485,000	497,226
Series B, 5.0%, 9/1/2045	2,000,000	2,027,547
The accompanying notes are an integral part of the financial statements.

12	|	DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
5.0%, 9/1/2052	3,500,000	3,529,018
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,155,496
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 2.95% (a), 10/3/2022, LOC: Bank of America NA	650,000	650,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	745,000	744,140
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,371,148
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	2,000,000	1,560,791
Series B, AMT, 3.625%, 7/1/2038	3,000,000	2,599,496
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2037	1,000,000	973,613
Series A, 5.0%, 3/1/2041	5,000,000	5,075,534
Massachusetts, State Health & Educational Facilities Authority Revenue, Series J-2, 2.5% (a), 10/7/2022	300,000	300,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2, 2.9% (a), 10/3/2022, LOC: TD Bank NA	3,000,000	3,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,842,085
Series M, 5.5%, 2/15/2028	3,000,000	3,289,634
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,315,013
Series 223, 3.0%, 6/1/2047	3,000,000	2,839,847
Series 215, 4.0%, 12/1/2050	2,090,000	2,055,384
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,305,000	1,246,043
Series 220, 3.0%, 12/1/2050	2,270,000	2,162,501
Series 222, 3.0%, 6/1/2051	1,000,000	937,959
Series 224, 5.0%, 6/1/2050	800,000	814,998
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,021,835
Series A, 5.0%, 7/1/2040	3,500,000	3,602,923
Series A, AMT, 5.0%, 7/1/2040	5,000,000	5,083,405
Series B, 5.0%, 7/1/2044	2,500,000	2,626,756
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,006,772
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,005,139
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,473,335
Series A, AMT, 5.0%, 7/1/2033	895,000	917,903
Series A, AMT, 5.0%, 7/1/2039	1,340,000	1,350,960
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,467,430
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,528,394
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,552,955
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,142,406
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,132,246
Series B, 5.0%, 6/1/2046	1,125,000	1,178,543
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,140,729
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,064,716
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,849,426
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,294,985
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,223,470
Somerville, MA, General Obligation:
Series 2022, 4.0%, 5/1/2047	2,500,000	2,204,535
Series 2022, 5.0%, 5/1/2026	265,000	281,136
Series 2022, 5.0%, 5/1/2027	850,000	914,649
University of Massachusetts, Building Authority Revenue, Series 1, 4.0%, 11/1/2045	2,000,000	1,801,664
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,143,443
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,160,630
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,281,762
		229,612,263
Guam 1.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	263,957
Series A, 5.0%, 1/1/2050	180,000	180,486
The accompanying notes are an integral part of the financial statements.

14	|	DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	600,000	496,083
Series C, AMT, 6.375%, 10/1/2043	155,000	159,025
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	169,285
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	193,500
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	415,000
Series A, 5.0%, 10/1/2037	315,000	320,417
Series A, 5.0%, 10/1/2038	285,000	289,440
Series A, 5.0%, 10/1/2040	200,000	202,578
		2,689,771
Puerto Rico 2.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	823,181
Series A1, 4.0%, 7/1/2041	622,702	487,775
Series A1, 4.0%, 7/1/2046	1,772,826	1,332,439
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	441,944
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	4,131,000	3,657,184
		6,742,523
Total Municipal Investments (Cost $260,024,431)		239,044,557

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $260,024,431)	99.0	239,044,557
Other Assets and Liabilities, Net	1.0	2,412,794
Net Assets	100.0	241,457,351

(a)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of September 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	15

LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$239,044,557	$—	$239,044,557
Total	$—	$239,044,557	$—	$239,044,557

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Massachusetts Tax-Free Fund

Statement of Assets and Liabilities
as of September 30, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $260,024,431)	$ 239,044,557
Cash	90,518
Receivable for Fund shares sold	1,351,232
Interest receivable	2,863,172
Other assets	30,885
Total assets	243,380,364
Liabilities
Payable for Fund shares redeemed	1,593,281
Distributions payable	75,237
Accrued management fee	47,936
Accrued Trustees' fees	2,787
Other accrued expenses and payables	203,772
Total liabilities	1,923,013
Net assets, at value	$241,457,351
Net Assets Consist of
Distributable earnings (loss)	(31,874,205)
Paid-in capital	273,331,556
Net assets, at value	$241,457,351
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	17

Statement of Assets and Liabilities as of September 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($37,546,540 ÷ 2,996,065 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.53
Maximum offering price per share (100 ÷ 97.25 of $12.53)	$ 12.88
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($1,687,791 ÷ 134,732 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 12.53
Class S
Net Asset Value, offering and redemption price per share ($185,466,525 ÷ 14,800,199 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.53
Institutional Class
Net Asset Value, offering and redemption price per share ($16,756,495 ÷ 1,336,740 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.54
The accompanying notes are an integral part of the financial statements.

18	|	DWS Massachusetts Tax-Free Fund

Statement of Operations
for the six months ended September 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 4,676,167
Expenses:
Management fee	588,508
Administration fee	144,433
Services to shareholders	236,221
Distribution and service fees	63,541
Custodian fee	2,379
Professional fees	57,374
Reports to shareholders	16,470
Registration fees	26,517
Trustees' fees and expenses	6,381
Other	4,642
Total expenses before expense reductions	1,146,466
Expense reductions	(174,004)
Total expenses after expense reductions	972,462
Net investment income	3,703,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,858,142)
Change in net unrealized appreciation (depreciation) on investments	(25,764,083)
Net gain (loss)	(27,622,225)
Net increase (decrease) in net assets resulting from operations	$ (23,918,520)
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	19

Statements of Changes in Net Assets
	Six Months Ended September 30, 2022	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 3,703,705	$ 7,202,569
Net realized gain (loss)	(1,858,142)	1,472,549
Change in net unrealized appreciation (depreciation)	(25,764,083)	(23,068,487)
Net increase (decrease) in net assets resulting from operations	(23,918,520)	(14,393,369)
Distributions to shareholders:
Class A	(490,748)	(1,090,890)
Class C	(14,658)	(33,013)
Class S	(2,937,618)	(5,625,625)
Institutional Class	(217,041)	(453,020)
Total distributions	(3,660,065)	(7,202,548)
Fund share transactions:
Proceeds from shares sold	108,304,017	56,790,827
Reinvestment of distributions	3,133,390	6,078,951
Payments for shares redeemed	(155,642,048)	(79,641,441)
Net increase (decrease) in net assets from Fund share transactions	(44,204,641)	(16,771,663)
Increase (decrease) in net assets	(71,783,226)	(38,367,580)
Net assets at beginning of period	313,240,577	351,608,157
Net assets at end of period	$241,457,351	$313,240,577

The accompanying notes are an integral part of the financial statements.

20	|	DWS Massachusetts Tax-Free Fund

Financial Highlights
DWS Massachusetts Tax-Free Fund — Class A
	Six Months Ended 9/30/22	Years Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$13.77	$14.70	$14.38	$14.25	$14.08	$14.23
Income (loss) from investment operations:
Net investment income	.15	.27	.30	.35	.39	.42
Net realized and unrealized gain (loss)	(1.24)	(.93)	.32	.13	.20	(.13)
Total from investment operations	(1.09)	(.66)	.62	.48	.59	.29
Less distributions from:
Net investment income	(.15)	(.27)	(.30)	(.35)	(.39)	(.42)
Net realized gains	—	—	—	(.00)*	(.03)	(.02)
Total distributions	(.15)	(.27)	(.30)	(.35)	(.42)	(.44)
Net asset value, end of period	$12.53	$13.77	$14.70	$14.38	$14.25	$14.08
Total Return (%)[a,b]	(7.96)**	(4.56)	4.31	3.39	4.29	2.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	50	59	63	58	65
Ratio of expenses before expense reductions (including interest expense) (%)	.91***	.91	.94[c]	.98[c]	1.00[c]	.97[c]
Ratio of expenses after expense reductions (including interest expense) (%)	.86***	.86	.86[c]	.89[c]	.89[c]	.90[c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.86***	.86	.85	.85	.85	.85
Ratio of net investment income (%)	2.28***	1.86	2.02	2.41	2.79	2.93
Portfolio turnover rate (%)	44**	29	30	43	28	18

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	21

DWS Massachusetts Tax-Free Fund — Class C
	Six Months Ended 9/30/22	Years Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$13.77	$14.69	$14.37	$14.25	$14.07	$14.22
Income (loss) from investment operations:
Net investment income	.10	.16	.19	.24	.28	.31
Net realized and unrealized gain (loss)	(1.24)	(.92)	.32	.12	.21	(.13)
Total from investment operations	(1.14)	(.76)	.51	.36	.49	.18
Less distributions from:
Net investment income	(.10)	(.16)	(.19)	(.24)	(.28)	(.31)
Net realized gains	—	—	—	(.00)*	(.03)	(.02)
Total distributions	(.10)	(.16)	(.19)	(.24)	(.31)	(.33)
Net asset value, end of period	$12.53	$13.77	$14.69	$14.37	$14.25	$14.07
Total Return (%)[a,b]	(8.31)**	(5.21)	3.53	2.55	3.58	1.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	5	7	10	14
Ratio of expenses before expense reductions (including interest expense) (%)	1.68***	1.66	1.71[c]	1.75[c]	1.76[c]	1.76[c]
Ratio of expenses after expense reductions (including interest expense) (%)	1.61***	1.61	1.61[c]	1.64[c]	1.64[c]	1.65[c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.61***	1.61	1.60	1.60	1.60	1.60
Ratio of net investment income (%)	1.53***	1.11	1.28	1.69	2.04	2.18
Portfolio turnover rate (%)	44**	29	30	43	28	18

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Massachusetts Tax-Free Fund

DWS Massachusetts Tax-Free Fund — Class S
	Six Months Ended 9/30/22	Years Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$13.77	$14.70	$14.38	$14.25	$14.08	$14.23
Income (loss) from investment operations:
Net investment income	.17	.31	.33	.39	.42	.45
Net realized and unrealized gain (loss)	(1.24)	(.93)	.32	.13	.20	(.13)
Total from investment operations	(1.07)	(.62)	.65	.52	.62	.32
Less distributions from:
Net investment income	(.17)	(.31)	(.33)	(.39)	(.42)	(.45)
Net realized gains	—	—	—	(.00)*	(.03)	(.02)
Total distributions	(.17)	(.31)	(.33)	(.39)	(.45)	(.47)
Net asset value, end of period	$12.53	$13.77	$14.70	$14.38	$14.25	$14.08
Total Return (%)[a]	(7.85)**	(4.32)	4.57	3.65	4.55	2.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	185	237	282	287	305	334
Ratio of expenses before expense reductions (including interest expense) (%)	.74***	.72	.75[b]	.79[b]	.80[b]	.77[b]
Ratio of expenses after expense reductions (including interest expense) (%)	.61***	.61	.61[b]	.64[b]	.64[b]	.65[b]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.61***	.61	.61	.60	.60	.60
Ratio of net investment income (%)	2.53***	2.11	2.27	2.67	3.04	3.18
Portfolio turnover rate (%)	44**	29	30	43	28	18

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Massachusetts Tax-Free Fund	|	23

DWS Massachusetts Tax-Free Fund — Institutional Class
	Six Months Ended 9/30/22	Year Ended March 31,	Period Ended
	(Unaudited)	2022	3/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$13.78	$14.70	$14.84
Income (loss) from investment operations:
Net investment income	.17	.31	.11
Net realized and unrealized gain (loss)	(1.24)	(.92)	(.14)
Total from investment operations	(1.07)	(.61)	(.03)
Less distributions from:
Net investment income	(.17)	(.31)	(.11)
Net asset value, end of period	$12.54	$13.78	$14.70
Total Return (%)[b]	(7.84)*	(4.25)	(.22)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	24	6
Ratio of expenses before expense reductions (%)	.69**	.69	.66**
Ratio of expenses after expense reductions (%)	.61**	.61	.61**
Ratio of net investment income (%)	2.54**	2.12	2.22**
Portfolio turnover rate (%)	44*	29	30[c]

[a]	For the period from December 1, 2020 (commencement of operations) to March 31, 2021.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Represents the Fund’s portfolio turnover rate for the year ended March 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Massachusetts Tax-Free Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Massachusetts Tax-Free Fund (the “Fund” ) is a non-diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the Commonwealth of Massachusetts.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Massachusetts Tax-Free Fund	|	25

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

26	|	DWS Massachusetts Tax-Free Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease

DWS Massachusetts Tax-Free Fund	|	27

significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
The Fund did not invest in inverse floaters during the period.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At March 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $8,754,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At September 30, 2022, the aggregate cost of investments for federal income tax purposes was $260,716,632. The net unrealized depreciation for all investments based on tax cost was $21,672,075. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,578,059 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $24,250,134.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to inverse floater transactions and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

28	|	DWS Massachusetts Tax-Free Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended September 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $132,874,270 and $172,981,680, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Massachusetts Tax-Free Fund	|	29

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.400%
Next $750 million of such net assets	.370%
Next $1.5 billion of such net assets	.350%
Next $2.5 billion of such net assets	.330%
Next $2.5 billion of such net assets	.300%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.260%
Over $12.5 billion of such net assets	.250%
Accordingly, for the six months ended September 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.395% of the Fund’s average daily net assets.
For the period from April 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.86%
Class C	1.61%
Class S	.61%
Institutional Class	.61%
For the six months ended September 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 11,492
Class C	715
Class S	155,005
Institutional Class	6,792
$ 174,004
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

30	|	DWS Massachusetts Tax-Free Fund

monthly. For the six months ended September 30, 2022, the Administration Fee was $144,433, of which $20,500 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2022
Class A	$ 577	$ 194
Class C	113	36
Class S	14,396	4,907
Institutional Class	71	24
	$ 15,157	$ 5,161
In addition, for the six months ended September 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 19,825
Class C	976
Class S	185,684
Institutional Class	10,004
$ 216,489
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended September 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2022
Class C	$ 7,316	$ 1,069
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to

DWS Massachusetts Tax-Free Fund	|	31

0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2022	Annualized Rate
Class A	$ 53,788	$ 16,244.25%
Class C	2,437	1,206.25%
	$ 56,225	$ 17,450
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended September 30, 2022 aggregated $82.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2022, the CDSC for Class C shares aggregated $209. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,230, of which $830 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended September 30, 2022, the Fund engaged in securities purchases of $58,925,000 and securities sales of $62,660,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

32	|	DWS Massachusetts Tax-Free Fund

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2022.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	158,221	$ 2,071,111	244,178	$ 3,609,304
Class C	1,842	24,611	20,596	302,737
Class S	7,496,183	99,616,427	1,562,959	22,668,470
Institutional Class	501,080	6,591,868	2,043,582	30,210,316
		$ 108,304,017		$ 56,790,827
Shares issued to shareholders in reinvestment of distributions
Class A	32,319	$ 423,788	62,860	$ 920,594
Class C	903	11,834	1,780	26,091
Class S	193,635	2,538,903	331,501	4,856,028
Institutional Class	12,112	158,865	18,973	276,238
		$ 3,133,390		$ 6,078,951
Shares redeemed
Class A	(812,715)	$ (10,720,633)	(669,094)	$ (9,608,694)
Class C	(29,976)	(395,859)	(185,317)	(2,739,203)
Class S	(10,135,253)	(132,554,551)	(3,865,275)	(56,598,472)
Institutional Class	(897,331)	(11,971,005)	(744,097)	(10,695,072)
		$ (155,642,048)		$ (79,641,441)
Net increase (decrease)
Class A	(622,175)	$ (8,225,734)	(362,056)	$ (5,078,796)
Class C	(27,231)	(359,414)	(162,941)	(2,410,375)
Class S	(2,445,435)	(30,399,221)	(1,970,815)	(29,073,974)
Institutional Class	(384,139)	(5,220,272)	1,318,458	19,791,482
		$ (44,204,641)		$ (16,771,663)

DWS Massachusetts Tax-Free Fund	|	33

F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

34	|	DWS Massachusetts Tax-Free Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2022 to September 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Massachusetts Tax-Free Fund	|	35

Expenses and Value of a $1,000 Investment
for the six months ended September 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 4/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/22	$920.40	$916.90	$921.50	$921.60
Expenses Paid per $1,000*	$4.14	$7.74	$2.94	$2.94
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 4/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/22	$1,020.76	$1,017.00	$1,022.01	$1,022.01
Expenses Paid per $1,000*	$4.36	$8.14	$3.09	$3.09

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Massachusetts Tax-Free Fund	.86%	1.61%	.61%	.61%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

36	|	DWS Massachusetts Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Massachusetts Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Massachusetts Tax-Free Fund	|	37

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

38	|	DWS Massachusetts Tax-Free Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

DWS Massachusetts Tax-Free Fund	|	39

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Massachusetts Tax-Free Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Massachusetts Tax-Free Fund	|	41

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SQMAX	SQMCX	SCMAX	DMAIX
CUSIP Number	25158X 880	25158X 864	25158X 856	25158X 781
Fund Number	412	712	2012	1401

42	|	DWS Massachusetts Tax-Free Fund

Notes

DMATF-3
(R-024421-12 11/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/29/2022